Securities (Tables)	12 Months Ended
Dec. 31, 2016
Marketable Securities [Abstract]
Reconciliation From Amortized Cost to Estimated Fair Value of Marketable Securities
This table provides the major components of securities available for sale (“AFS”) and held to maturity (“HTM”) at amortized cost and estimated fair value at December 31, 2016 and December 31, 2015:

	December 31, 2016				December 31, 2015
(In thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available for sale:
U.S. Government sponsored entities	$3,744	$2	$(30)	$3,716	$6,649	$—	$(68)	$6,581
State and political subdivisions	5,545	19	(62)	5,502	10,625	159	(2)	10,782
Residential mortgage-backed securities	21,547	339	(255)	21,631	26,191	449	(201)	26,439
Corporate and other securities	10,003	—	(284)	9,719	9,404	71	(412)	9,063
Total securities available for sale	$40,839	$360	$(631)	$40,568	$52,869	$679	$(683)	$52,865
Held to maturity:
U.S. Government sponsored entities	$3,530	$—	$(128)	$3,402	$3,988	$—	$(87)	$3,901
State and political subdivisions	2,306	181	(1)	2,486	2,364	187	(1)	2,550
Residential mortgage-backed securities	4,799	98	(25)	4,872	6,232	141	(28)	6,345
Commercial mortgage-backed securities	3,796	—	(148)	3,648	3,902	—	(62)	3,840
Corporate and other securities	6,548	12	—	6,560	1,985	—	(14)	1,971
Total securities held to maturity	$20,979	$291	$(302)	$20,968	$18,471	$328	$(192)	$18,607

Schedule of Marketable Securities By Contractual Maturity
This table provides the remaining contractual maturities and yields of securities within the investment portfolios. The carrying value of securities at December 31, 2016 is distributed by contractual maturity. Mortgage-backed securities and other securities, which may have principal prepayment provisions, are distributed based on contractual maturity. Expected maturities will differ materially from contractual maturities as a result of early prepayments and calls.

	Within one year		After one through five years		After five through ten years		After ten years		Total carrying value
(In thousands, except percentages)	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
Available for sale at fair value:
U.S. Government sponsored entities	$—	—%	$3,716	1.61%	$—	—%	$—	—%	$3,716	1.61%
State and political subdivisions	—	—%	769	3.12	1,306	3.05	3,427	2.73	5,502	2.86
Residential mortgage-backed securities	11	4.16%	526	2.25	4,641	2.23	16,453	2.93	21,631	2.77
Corporate and other securities	2,402	1.72%	112	1.65	4,443	1.72	2,762	3.71	9,719	2.29
Total securities available for sale	$2,413	1.73%	$5,123	1.90%	$10,390	2.11%	$22,642	3.00%	$40,568	2.56%
Held to maturity at cost:
U.S. Government sponsored entities	$—	—%	$—	—%	$—	—%	$3,530	1.97%	$3,530	1.97%
State and political subdivisions	213	1.00	—	—%	492	5.07%	1,601	4.64	2,306	4.39
Residential mortgage-backed securities	17	3.56	34	5.00	753	2.80	3,995	2.87	4,799	2.88
Commercial mortgage-backed securities	—	—%	—	—%	—	—%	3,796	2.76	3,796	2.76
Corporate and other securities	—	—%	—	—%	4,535	5.72	2,013	8.80	6,548	6.67
Total securities held to maturity	$230	1.19%	$34	5.00%	$5,780	5.28%	$14,935	3.62%	$20,979	4.05%

Schedule of Marketable Securities In Unrealized Loss Position
The fair value of securities with unrealized losses by length of time that the individual securities have been in a continuous unrealized loss position at December 31, 2016 and December 31, 2015 are as follows:

	December 31, 2016
		Less than 12 months		12 months and greater		Total
(In thousands, except number in a loss position)	Total number in a loss position	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss
Available for sale:
U.S. Government sponsored entities	1	$1,962	$(30)	$—	$—	$1,962	$(30)
State and political subdivisions	4	3,833	(62)	—	—	3,833	(62)
Residential mortgage-backed securities	13	7,813	(139)	2,983	(116)	10,796	(255)
Corporate and other securities	6	822	(67)	5,376	(217)	6,198	(284)
Total temporarily impaired securities	24	$14,430	$(298)	$8,359	$(333)	$22,789	$(631)
Held to maturity:
U.S. Government sponsored entities	2	$3,402	$(128)	$—	$—	$3,402	$(128)
State and political subdivisions	1	212	(1)	—	—	212	(1)
Residential mortgage-backed securities	2	776	(15)	441	(10)	1,217	(25)
Commercial mortgage-backed securities	2	3,648	(148)	—	—	3,648	(148)
Total temporarily impaired securities	7	$8,038	$(292)	$441	$(10)	$8,479	$(302)

	December 31, 2015
		Less than 12 months		12 months and greater		Total
(In thousands, except number in a loss position)	Total number in a loss position	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss
Available for sale:
U.S. Government sponsored entities	9	$4,165	$(12)	$2,416	$(56)	$6,581	$(68)
State and political subdivisions	3	1,584	(2)	—	—	1,584	(2)
Residential mortgage-backed securities	11	6,195	(36)	4,508	(165)	10,703	(201)
Corporate and other securities	11	4,730	(174)	3,756	(238)	8,486	(412)
Total temporarily impaired securities	34	$16,674	$(224)	$10,680	$(459)	$27,354	$(683)
Held to maturity:
U.S. Government sponsored entities	2	$—	$—	$3,901	$(87)	$3,901	$(87)
State and political subdivisions	1	263	(1)	—	—	263	(1)
Residential mortgage-backed securities	3	—	—	1,853	(28)	1,853	(28)
Commercial mortgage-backed securities	2	3,840	(62)	—	—	3,840	(62)
Corporate and other securities	1	971	(14)	—	—	971	(14)
Total temporarily impaired securities	9	$5,074	$(77)	$5,754	$(115)	$10,828	$(192)

Schedule of Realized Gains (Losses) for Marketable Securities
Gross realized gains and losses on securities for the past two years are detailed in the table below:

	For the years ended December 31,
(In thousands)	2016	2015
Available for sale:
Realized gains	$302	$28
Realized losses	(1)	—
Total securities available for sale	301	28
Held to maturity:
Realized gains	123	—
Realized losses	—	—
Total securities held to maturity	123	—
Net gains on sales of securities	$424	$28